Other Income	9 Months Ended
Sep. 30, 2023
Other Income [Abstract]
Other Income	Other Income

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Grant income	218	468	1,211	1,339
R&D expenditure credits	898	772	4,343	2,851
	1,116	1,240	5,554	4,190

As at December 31, 2022 the Group operated four grants consisting of a European governmental grant, a grant from the Gates Foundation, a grant from the Austrian Research Promotion Agency (“FFG”) and a grant from the Austrian Wirtshaftsservice, with the EU governmental grant ending in April 2023. Of the grants in operation as at September 30, 2023, the grant with the Gates Foundation provides reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities, while the FFG grant relates to the early stage testing of a drug’s action in solid tumour patient samples with high content microscopy and deep-learning. The Austrian Wirtshaftsservice grant provides funding in respect of capital investments made in the period from August 2020 to the end of February 2022.
As at September 30, 2023 all amounts relating to the above grants had been received (December 31, 2022: £561,000 outstanding).